Investment Risks - Brookmont Catastrophic Bond ETF	Apr. 30, 2026
Reinsurance-Related Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
Reinsurance-Related Securities Risks. The Fund is subject to the risk that a triggering event(s) of a particular size/magnitude occurring in a designated geographic area, and as a result, the Fund will lose all or a significant portion of the principal it has invested in a particular security and the right to additional interest payments with respect to the security. If multiple triggering events occur that impact a significant portion of the Fund’s portfolio, the Fund could suffer substantial losses. In addition, it is possible that certain triggering events, such as hurricanes, earthquakes and other natural catastrophes, will significantly impact the Fund’s net asset value, market price, and volatility, in the period leading up to, during, and immediately after, such triggering event as market participants assess the impact of the event and the particular terms of the Fund’s investments. A majority of the Fund’s assets will be invested directly or indirectly in reinsurance-related securities tied to natural events and disasters, and there is inherent uncertainty as to whether, when or where such events will occur. There is no way to accurately predict whether a triggering event will occur and, because of this significant uncertainty, reinsurance-related securities carry a high degree of risk.

•Quota Share Notes, Excess of Loss Notes and ILW Notes. The Fund will gain exposure to reinsurance contracts through Quota Share Notes and may gain exposure to reinsurance contracts through Excess of Loss Notes and ILW Notes. These securities are subject to the same risks discussed herein for event-linked or catastrophe bonds. In addition, because Quota Share Notes, Excess of Loss Notes and ILW Notes represent an interest, either proportional or non-proportional, in one or more underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contract(s) and, therefore, must rely upon the risk assessment and sound underwriting practices of the sponsor. Accordingly, it may be more difficult for the Adviser or Sub-Adviser to fully evaluate the underlying risk profile of the Fund’s investment in Quota Share Notes, Excess of Loss Notes and ILW Notes, which will place the Fund’s assets at greater risk of loss than if the Adviser or Sub-Adviser had more complete information. The lack of transparency may also make the valuation of Quota Share Notes, Excess of Loss Notes and ILW Notes more difficult and potentially result in mispricing that could result in losses to the Fund. In Quota Share Notes trades, ILW Notes trades and Excess of Loss Notes trades, the Fund cannot lose more than the amount invested.

•Event-Linked Bonds. Event-linked or catastrophe bonds carry large uncertainties and major risk exposures to adverse conditions. If a trigger event, as defined within the terms of the bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the Fund may lose a portion or all of its investment in such security, including accrued interest and/or principal invested in such security. Such losses may be substantial. Because catastrophe bonds cover “catastrophic” events that, if they occur, will result in significant losses, catastrophe bonds carry a high degree of risk of loss and are considered “high-yield bonds.” The rating, if any, primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur. Thus, lower-rated bonds have a greater likelihood of a triggering event occurring and loss to the Fund.
•Moral Hazard Risks. Reinsurance-related securities often incorporate specific activation criteria, commonly referred to as "triggers", one of which is the “indemnity-trigger.” An indemnity trigger is contingent upon the verifiable losses sustained by the ceding sponsor, the entity procuring the reinsurance. Securities possessing this type of trigger present concerns pertaining to "moral hazard". The underlying reason for this apprehension is the potential for the ceding sponsor to make decisions or interpret losses in a manner detrimental to the Fund. This potential for discrepancy, where the sponsor could potentially skew bond performance through their loss reporting and claim settlement practices, is encapsulated by the term “moral hazard.” In essence, given that bond payouts are intimately tied to the sponsor's disclosed claims, there exists an inherent risk of misrepresentation.

Reinsurance-Related Securities Risks, Quota Share Notes, Excess Of Loss Notes And ILW Notes Member
Prospectus [Line Items]
Risk [Text Block]	Quota Share Notes, Excess of Loss Notes and ILW Notes. The Fund will gain exposure to reinsurance contracts through Quota Share Notes and may gain exposure to reinsurance contracts through Excess of Loss Notes and ILW Notes. These securities are subject to the same risks discussed herein for event-linked or catastrophe bonds. In addition, because Quota Share Notes, Excess of Loss Notes and ILW Notes represent an interest, either proportional or non-proportional, in one or more underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contract(s) and, therefore, must rely upon the risk assessment and sound underwriting practices of the sponsor. Accordingly, it may be more difficult for the Adviser or Sub-Adviser to fully evaluate the underlying risk profile of the Fund’s investment in Quota Share Notes, Excess of Loss Notes and ILW Notes, which will place the Fund’s assets at greater risk of loss than if the Adviser or Sub-Adviser had more complete information. The lack of transparency may also make the valuation of Quota Share Notes, Excess of Loss Notes and ILW Notes more difficult and potentially result in mispricing that could result in losses to the Fund. In Quota Share Notes trades, ILW Notes trades and Excess of Loss Notes trades, the Fund cannot lose more than the amount invested.
Reinsurance-Related Securities Risks, Event-Linked Bonds Member
Prospectus [Line Items]
Risk [Text Block]	Event-Linked Bonds. Event-linked or catastrophe bonds carry large uncertainties and major risk exposures to adverse conditions. If a trigger event, as defined within the terms of the bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the Fund may lose a portion or all of its investment in such security, including accrued interest and/or principal invested in such security. Such losses may be substantial. Because catastrophe bonds cover “catastrophic” events that, if they occur, will result in significant losses, catastrophe bonds carry a high degree of risk of loss and are considered “high-yield bonds.” The rating, if any, primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur. Thus, lower-rated bonds have a greater likelihood of a triggering event occurring and loss to the Fund.
Reinsurance-Related Securities Risks, Moral Hazard Risks Member
Prospectus [Line Items]
Risk [Text Block]	Moral Hazard Risks. Reinsurance-related securities often incorporate specific activation criteria, commonly referred to as "triggers", one of which is the “indemnity-trigger.” An indemnity trigger is contingent upon the verifiable losses sustained by the ceding sponsor, the entity procuring the reinsurance. Securities possessing this type of trigger present concerns pertaining to "moral hazard". The underlying reason for this apprehension is the potential for the ceding sponsor to make decisions or interpret losses in a manner detrimental to the Fund. This potential for discrepancy, where the sponsor could potentially skew bond performance through their loss reporting and claim settlement practices, is encapsulated by the term “moral hazard.” In essence, given that bond payouts are intimately tied to the sponsor's disclosed claims, there exists an inherent risk of misrepresentation.
Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market risk. The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund's securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.

Debt Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
Debt Securities Risks.

•Credit Risk. Credit risk is the risk that an issuer or guarantor of debt instruments will be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in their credit ratings. There is the chance that the Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Fund’s income level or share price.

•High Yield Bond Risk. The Fund will invest primarily in securities rated below investment grade or that are unrated and may be subject to greater risks than other investments, including greater levels of risk related to changes in interest rates, credit risk (including a greater risk of default), and illiquidity risk. Such investments are speculative and are more susceptible to real or perceived adverse economic and competitive industry or business conditions than higher-grade investments. Yields on securities rated below investment grade or that are unrated will fluctuate and may, therefore, cause the Fund’s value to be more volatile. Certain investments of the Fund may be initially rated investment grade but may be downgraded to below-investment-grade status (or may be determined by the Adviser or Sub-Adviser to be of comparable quality) after the Fund purchases them. The rating for reinsurance-related securities primarily reflects the rating agency’s calculated probability that a pre-defined trigger event (e.g., a hurricane) will occur. Therefore, securities with a lower rating reflect the rating agency’s assessment of a greater risk that a triggering event will occur and result in a loss. The rating also reflects the reinsurance-related security’s credit risk and the model used to calculate the probability of the trigger event. The rating system for reinsurance-related securities is relatively new and significantly less developed than that of corporate bonds and continues to evolve as the market develops. Most rating agencies rely upon one or more of the reports prepared by the following three independent catastrophe-modeling firms: EQECAT, Inc., AIR Worldwide Corporation, and Risk Management Solutions, Inc. Different methodologies are used to evaluate the probability of various types of pre-defined trigger events. If the reports used by a rating agency are flawed, it may cause the rating agency to assign a rating to a reinsurance-related security that is not justified. Additionally, because there are few major independent catastrophe-modeling firms, the effects of a flawed model or report issued by one or more of such firms will be magnified.

•Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. In addition, the interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate. Floating rate securities are subject to interest rate risk and credit risk.

•Floating Rate Instrument Risk. Some of the reinsurance-related securities in which the Fund invests are variable rate, or floating-rate, bonds. Floating-rate instruments and similar investments may be illiquid or less liquid than other investments.

•Prepayment Risk. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as the Fund may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in the Fund to change.

Debt Securities Risks, Credit Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. Credit risk is the risk that an issuer or guarantor of debt instruments will be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in their credit ratings. There is the chance that the Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Fund’s income level or share price.
Debt Securities Risks, High Yield Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Yield Bond Risk. The Fund will invest primarily in securities rated below investment grade or that are unrated and may be subject to greater risks than other investments, including greater levels of risk related to changes in interest rates, credit risk (including a greater risk of default), and illiquidity risk. Such investments are speculative and are more susceptible to real or perceived adverse economic and competitive industry or business conditions than higher-grade investments. Yields on securities rated below investment grade or that are unrated will fluctuate and may, therefore, cause the Fund’s value to be more volatile. Certain investments of the Fund may be initially rated investment grade but may be downgraded to below-investment-grade status (or may be determined by the Adviser or Sub-Adviser to be of comparable quality) after the Fund purchases them. The rating for reinsurance-related securities primarily reflects the rating agency’s calculated probability that a pre-defined trigger event (e.g., a hurricane) will occur. Therefore, securities with a lower rating reflect the rating agency’s assessment of a greater risk that a triggering event will occur and result in a loss. The rating also reflects the reinsurance-related security’s credit risk and the model used to calculate the probability of the trigger event. The rating system for reinsurance-related securities is relatively new and significantly less developed than that of corporate bonds and continues to evolve as the market develops. Most rating agencies rely upon one or more of the reports prepared by the following three independent catastrophe-modeling firms: EQECAT, Inc., AIR Worldwide Corporation, and Risk Management Solutions, Inc. Different methodologies are used to evaluate the probability of various types of pre-defined trigger events. If the reports used by a rating agency are flawed, it may cause the rating agency to assign a rating to a reinsurance-related security that is not justified. Additionally, because there are few major independent catastrophe-modeling firms, the effects of a flawed model or report issued by one or more of such firms will be magnified.
Debt Securities Risks, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. In addition, the interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate. Floating rate securities are subject to interest rate risk and credit risk.

Debt Securities Risks, Floating Rate Instrument Risk Member
Prospectus [Line Items]
Risk [Text Block]	Floating Rate Instrument Risk. Some of the reinsurance-related securities in which the Fund invests are variable rate, or floating-rate, bonds. Floating-rate instruments and similar investments may be illiquid or less liquid than other investments.
Debt Securities Risks, Prepayment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as the Fund may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in the Fund to change.
Climate Risk Member
Prospectus [Line Items]
Risk [Text Block]
Climate Risk. Climate Risk refers to the financial and structural vulnerabilities entities face due to changing climatic conditions, including extreme weather events, rising sea levels, and shifts in temperature and precipitation patterns. . The unpredictable nature of climate change presents substantial risks to the Fund because trigger events with respect to the Fund’s investments typically relate to natural disasters or events, including hurricanes, windstorms, tornados, fires, floods, and other weather-related phenomena. To the extent that changing climate conditions increase the probability of trigger events occurring, the Fund could lose the principal value and remaining interest payments from its investments in catastrophe bonds, resulting in losses to the Fund and resulting in a decrease in the Fund’s share price.

ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund. In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund. In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.
ETF Risks, Costs Of Buying Or Selling Shares Member
Prospectus [Line Items]
Risk [Text Block]
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

ETF Risks, Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

ETF Risks, Trading Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
Significant Exposure Risk Member
Prospectus [Line Items]
Risk [Text Block]
Significant Exposure Risk. To the extent that the Fund invests a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Focused Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]
Focused Investing Risk. Issuers of event-linked bonds and other reinsurance-related securities are generally classified within the financial services sector. The industries within the sector, including issuers of event-linked bonds and other reinsurance-related securities, may be subject to extensive government regulation, which can limit both the amounts and types of financial products they offer. Profitability can be largely dependent on the availability and cost of capital funds and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Insurance companies can be subject to severe price competition. Non-U.S. financial services companies, including insurance companies, may be subject to different levels of regulation than that to which similar companies operating in the U.S. are subject.

Similarly, to the extent the Fund has exposure to a significant extent in investments tied economically to a specific geographic region, country or a particular market, it will have more exposure to regional and country economic risks than it would if it had more geographically diverse investments.

Reinsurance Industry Underperformance Risk Member
Prospectus [Line Items]
Risk [Text Block]
Reinsurance Industry Underperformance Risk. The performance of reinsurance-related securities and the reinsurance industry itself are tied to the occurrence of various triggering events, including weather, natural disasters (hurricanes, earthquakes, etc.), large catastrophes and other specified events causing physical and/or economic loss. Major natural disasters in populated areas (such as in the cases of Hurricane Katrina in New Orleans in 2005, Superstorm Sandy in the New York City metropolitan area in 2012 and Hurricane Irma in Florida and the Caribbean in 2017) or related to high- value insured property can result in significant losses and investors in reinsurance-related securities tied to such exposures may also experience substantial losses. If the likelihood and severity of natural and other large disasters increase, the risk of significant losses to reinsurers may increase. Typically, one significant triggering event (even in a major metropolitan area) will not result in financial failure for a reinsurer. However, a series of major triggering events could cause the failure of a reinsurer. Similarly, to the extent the Fund invests in reinsurance-related securities for which a triggering event occurs, losses associated with such event will result in losses to the Fund, and a series of major triggering events affecting a large portion of the reinsurance-related securities held by the Fund will result in substantial losses to the Fund. In addition, unexpected events such as natural disasters could lead to government intervention. Political, judicial and legal developments affecting the reinsurance industry could also create new and expanded theories of liability or regulatory or other requirements; such changes could have a material adverse effect on the Fund.

Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. Fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
Non-U.S. Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Non-U.S. Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Securities of non-U.S. issuers may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Securities of non-U.S. issuers also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in securities of non-U.S. issuers also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. As the Fund will invest in securities denominated in non-U.S. currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments that are denominated in non-U.S. currencies and may negatively impact the Fund’s returns.
Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Liquidity risk is the risk that particular investments, or investments generally, may be or become impossible or difficult to purchase or sell. Although most of the Fund's securities and other investments must be liquid at the time of investment, securities and other investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil or due to adverse changes in the conditions of a particular issuer. Liquidity and value of investments can deteriorate rapidly. Markets may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities or when dealer market-making capacity is otherwise reduced. During times of market turmoil, there have been, and may be, no buyers for securities in entire asset classes, including U.S. Treasury securities. A lack of liquidity or other adverse credit market conditions may affect the Fund's ability to sell the securities in which it invests or to find and purchase suitable investments. When the Fund holds illiquid investments, the Fund may be harder to value, especially in changing markets. If the Fund is forced to sell or unwind an illiquid investment to meet redemption requests or for other cash needs, or to try to limit losses, the Fund may suffer a substantial loss or may not be able to sell at all. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline. In addition, when there is illiquidity in the market for certain securities and other investments, the Fund, due to limitations on investments in illiquid securities, may be unable to achieve its desired level of exposure to a certain sector.

Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Fund is actively-managed and may not meet its investment objective based upon the Adviser or Sub-Adviser’s success or failure to implement investment strategies for the Fund.
Models And Data Risk Member
Prospectus [Line Items]
Risk [Text Block]
Models and Data Risk. The composition of the Fund’s portfolio is dependent on third-party and proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio that would have been excluded or included had the Models and Data been correct and complete.

Special Purpose Vehicle Risks Member
Prospectus [Line Items]
Risk [Text Block]
Special Purpose Vehicle Risks. The Fund may invest in SPVs, which involve the following risks in addition to the risks of other types of catastrophe bonds and ILS.

•Lack of Voting Rights Risk. If the reinsurance-related securities in which the Fund invests carry voting rights, the Fund will ordinarily limit such investments to 5% or less of the issuing SPV’s outstanding voting securities so as not to be deemed an “affiliate” under the 1940 Act. However, to enable the Fund to invest more of its assets in certain SPVs deemed attractive by the Adviser or Sub-Adviser, the Fund may also contractually forego its right to vote securities or may purchase non-voting securities of such SPVs. If the Fund does not limit its voting rights and is deemed an “affiliate” of the SPV, the ability of the Fund to make future investments in the SPV or to engage in other transactions would be severely limited by the requirements of the 1940 Act. Such limitations may interfere with portfolio management of the Fund, which may adversely impact the Fund’s performance.

To the extent the Fund holds non-voting securities of an SPV or contractually foregoes its right to vote securities of an SPV, it will not be able to vote to the full extent of its economic interest on matters that require the approval of the investors in the SPV, including matters that could adversely affect the Fund’s investment in the
SPV. This restriction could diminish the influence of the Fund in an SPV and adversely affect its investment in the SPV, which could result in unpredictable and potentially adverse effects on shareholders. Moreover, there is a risk that a court or securities regulators could disregard the statutory definition of “affiliated person,” and still treat the SPV as an affiliated person of the Fund for purposes of the 1940 Act.

•Subordinated Securities Risk. Certain SPVs in which the Fund invests may issue multiple tranches of interests to investors. A holder of securities that are subordinated or “junior” to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.
•Risk of Non-Qualification as a Qualified Institutional Buyer. Certain SPVs may require investors to be “qualified institutional buyers” under Rule 144A under the Securities Act. If the Fund fails to meet the requirements to be a qualified institutional buyer, the Fund’s investment opportunities may be more limited as a result of not being eligible to invest in such SPVs.
Special Purpose Vehicle Risks, Lack Of Voting Rights Risk Member
Prospectus [Line Items]
Risk [Text Block]	Lack of Voting Rights Risk. If the reinsurance-related securities in which the Fund invests carry voting rights, the Fund will ordinarily limit such investments to 5% or less of the issuing SPV’s outstanding voting securities so as not to be deemed an “affiliate” under the 1940 Act. However, to enable the Fund to invest more of its assets in certain SPVs deemed attractive by the Adviser or Sub-Adviser, the Fund may also contractually forego its right to vote securities or may purchase non-voting securities of such SPVs. If the Fund does not limit its voting rights and is deemed an “affiliate” of the SPV, the ability of the Fund to make future investments in the SPV or to engage in other transactions would be severely limited by the requirements of the 1940 Act. Such limitations may interfere with portfolio management of the Fund, which may adversely impact the Fund’s performance.
To the extent the Fund holds non-voting securities of an SPV or contractually foregoes its right to vote securities of an SPV, it will not be able to vote to the full extent of its economic interest on matters that require the approval of the investors in the SPV, including matters that could adversely affect the Fund’s investment in the
SPV. This restriction could diminish the influence of the Fund in an SPV and adversely affect its investment in the SPV, which could result in unpredictable and potentially adverse effects on shareholders. Moreover, there is a risk that a court or securities regulators could disregard the statutory definition of “affiliated person,” and still treat the SPV as an affiliated person of the Fund for purposes of the 1940 Act.

Special Purpose Vehicle Risks, Subordinated Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Subordinated Securities Risk. Certain SPVs in which the Fund invests may issue multiple tranches of interests to investors. A holder of securities that are subordinated or “junior” to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.
Special Purpose Vehicle Risks, Risk Of Non-Qualification As A Qualified Institutional Buyer Member
Prospectus [Line Items]
Risk [Text Block]	Risk of Non-Qualification as a Qualified Institutional Buyer. Certain SPVs may require investors to be “qualified institutional buyers” under Rule 144A under the Securities Act. If the Fund fails to meet the requirements to be a qualified institutional buyer, the Fund’s investment opportunities may be more limited as a result of not being eligible to invest in such SPVs.
Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued. There is a risk that one or more of the securities in which the Fund invests could be priced incorrectly due to factors such as incomplete data, market instability, or human error. In addition, pricing of reinsurance-related securities is subject to the added uncertainty caused by the inability to generally predict whether, when or where a natural disaster or other triggering event will occur. Even after a natural disaster or other triggering event occurs, the pricing of reinsurance-related securities is subject to uncertainty for a period of time until event parameters, ultimate loss amounts and other factors are finalized and communicated to the Fund. The Fund’s investments in reinsurance-related securities for which market quotations are not available will be fair valued. Even for reinsurance-related securities for which market quotations are generally readily available, upon the occurrence or possible occurrence of a trigger event, and until the completion of the settlement and auditing of applicable loss claims, the Fund’s investment in a reinsurance-related security may be priced using fair value methods. The majority of the Fund’s reinsurance-related securities are priced using fair value methods. Portfolio securities that are valued using techniques other than market quotations, including fair valued securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. There is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.
Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]	Volatility Risk. The market value of the investments in which the Fund invests may increase or decrease, sometimes rapidly and unpredictably, due to the occurrence of trigger events, changes in market perceptions of risk, and other factors unique to the insurance-linked securities market and/or overall market and economic conditions. Because many of the Fund’s investments may be illiquid and/or below investment grade (or unrated, but of a similar quality), the Fund may be subject to increased volatility risk.
Tax And Regulated Investment Company Qualification Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax and regulated investment company qualification risk. As described in the section of this prospectus entitled “DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES” and in the Statement of Additional Information, in order to qualify for the favorable tax treatment generally available to regulated investment companies, at least 90% of the Fund’s gross income each taxable year must consist of qualifying income, the Fund must meet certain asset diversification tests at the end of each fiscal quarter, and the Fund must meet certain distribution requirements for each taxable year. The tax treatment of certain ILS is not entirely clear. Certain of the Fund’s investments (including, potentially, certain ILS) may generate income that is not qualifying income. The Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it has derived for a taxable year until after year-end. The Fund may determine not to make an investment that it otherwise would have made, or may dispose of an investment it otherwise would have retained (potentially resulting in the recognition of taxable gain or loss, and potentially under disadvantageous circumstances), in an effort to meet the qualifying income test.
Certain investments made by the Fund (including certain ILS) may be treated as equity in passive foreign investment companies (“PFICs”) for U.S. federal income tax purposes. In general, a PFIC is a foreign corporation (i) that receives at least 75% of its annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or (ii) where at least 50% of its assets (computed based on average fair market value) either produce or are held for the production of passive income. If the Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and additional interest charges on “excess distributions” received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. A “qualified electing fund” election or a “mark to market” election may be available that would ameliorate these adverse tax consequences, but such elections could require the Fund to recognize taxable income or gain (which would be subject to the distribution requirements applicable to regulated investment companies, as described above) without the concurrent receipt of cash. In order to satisfy the distribution requirements and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold (potentially resulting in the recognition of taxable gain or loss, and potentially under disadvantageous circumstances), or the Fund may be required to borrow cash. Gains from the sale of stock of PFICs may also be treated as ordinary income. In order for the Fund to make a qualified electing fund election with respect to a PFIC, the PFIC would have to agree to provide certain tax information to the Fund on an annual basis, which it might not agree to do. The Fund may limit and/or manage its holdings in PFICs to limit its tax liability or maximize its after-tax return from these investments.

If a sufficient portion of the interests in a foreign issuer (including certain ILS issuers) is held or deemed held by the Fund, independently or together with certain other U.S. persons, that issuer may be treated as a “controlled foreign corporation” (a “CFC”) with respect to the Fund, in which case the Fund will be required to take into account each year, as ordinary income, its share of certain portions of that issuer’s income, whether or not such amounts are distributed. The Fund may have to dispose of its portfolio securities (potentially resulting in the recognition of taxable gain or loss, and potentially under disadvantageous circumstances) to generate cash, or may have to borrow the cash, to meet its distribution requirements and avoid fund-level taxes. In addition, some Fund gains on the disposition of interests in such an issuer may be treated as ordinary income. The Fund may limit and/or manage its holdings in issuers that could be treated as CFCs in order to limit its tax liability or maximize its after-tax return from these investments. If the Fund were to fail to qualify for treatment as a regulated investment company, it would generally be taxed in the same manner as an ordinary corporation, and distributions to its shareholders generally would not be deductible by the Fund in computing its taxable income. Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test or the diversification test if such failure was due to reasonable cause and not willful neglect, but in order to do so the Fund may incur a significant penalty tax that would reduce (and potentially could eliminate) the Fund’s returns.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any investment company, there is no guarantee that the Fund will achieve its goal.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.